Retirement Benefits (Details 3)	Mar. 31, 2015 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2016	$ 37,961
2017	123,838
2018	45,854
2019	62,965
2020	57,837
2021-2025	$ 493,338